Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 40,411
Ending Balance	36,418	$ 40,411
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	45,260	0
Acquisitions through business combinations, intangible assets other than goodwill		45,260
Additions	2,556
Exchange adjustments	(30)
Ending Balance	47,786	45,260
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(4,849)	0
Charge for the year	6,523	4,849
Exchange adjustments	(4)
Ending Balance	(11,368)	(4,849)
Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	40,411
Ending Balance	35,101	40,411
Developed technology [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	45,260	0
Acquisitions through business combinations, intangible assets other than goodwill		45,260
Additions	1,176
Exchange adjustments	(30)
Ending Balance	46,406	45,260
Developed technology [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(4,849)	0
Charge for the year	6,460	4,849
Exchange adjustments	(4)
Ending Balance	(11,305)	(4,849)
Brand name[member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0
Ending Balance	1,317	0
Brand name[member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Acquisitions through business combinations, intangible assets other than goodwill		0
Additions	1,380
Exchange adjustments	0
Ending Balance	1,380	0
Brand name[member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Charge for the year	63	0
Exchange adjustments	0
Ending Balance	$ (63)	$ 0